As filed with the Securities and Exchange Commission on March 29, 2018
Securities Act Registration No. 2-32685
Investment Company Act Registration No. 811-01660
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 72  (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 72 (X)
Check appropriate box or boxes
Prudential's Gibraltar Fund, Inc.
Exact name of registrant as specified in charter
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code
(973) 367-7521
Registrant’s Telephone Number, Including Area Code
Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and Address of Agent for Service
It is proposed that this filing will become effective:
__ immediately upon filing pursuant to paragraph (b)
X on April 13, 2018 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prudential's Gibraltar Fund
PROSPECTUS • April 13, 2018
Prudential's Gibraltar Fund, Inc. (the Fund) offers one class of shares. You may invest in the Fund only through the systematic investment plan contracts and the variable annuity contracts issued as part of the Financial Security Program and the Annuity Plan Account - 2 of the Prudential Insurance Company of America (Prudential). The contracts are no longer sold. Planholders still owning contracts may make additional investments in accordance with their contract.
These securities have not been approved or disapproved by the Securities and Exchange Commission (the Commission or the SEC) or the Commodity Futures Trading Commission (the CFTC) nor has the Commission or the CFTC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

1	FUND SUMMARY
1	Investment Objective
1	Fund Fees and Expenses
1	Investments, Risks and Performance
3	Management of the Fund
3	Tax Information
3	Financial Intermediary Compensation
4	PRINCIPAL RISKS
4	Principal Risks of Investing in the Fund
6	INVESTMENT OBJECTIVE & STRATEGIES
6	Investment Objective
6	Investment Strategies
8	FUND MANAGEMENT
8	Manager & Subadviser
10	PURCHASE, REDEMPTION & PRICING OF FUND SHARES
10	Purchase
10	Redemption
10	Pricing—Net Asset Value
12	OTHER INFORMATION
12	Dividends & Distributions
12	Federal Income Taxes
12	Disclosure of Portfolio Holdings
12	Frequent Trading
14	FINANCIAL HIGHLIGHTS

FUND SUMMARY
Investment Objective
The investment objective of the Fund is growth of capital to an extent compatible with a concern for preservation of principal. Current income, if any, is incidental.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not show charges that are imposed by the investment plan contracts or the variable annuity contracts. Because contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your contract for additional information about contract charges.
Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0..07%
Total Annual Fund Operating Expenses	0.62%
Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The following example does not include the effect of contract charges. Because contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. For more information about contract charges see your contract.
The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated. The example assumes a 5% return each year and that the Fund's operating expenses remain the same as shown in the chart above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
	$63	$199	$346	$774
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies. The Fund invests primarily in common stock and other securities convertible into common stock. Those investments can include American Depository Receipts, which are dollar-denominated certificates representing a right to receive securities of a foreign issuer.
The Fund's portfolio managers seek to invest in medium to large companies that they believe possess sustainable, above-market growth in revenues, earnings, and cash flows and reasonable valuations, resulting in a fund that exhibits growth characteristics blended with valuations comparable to that of the market.
Principal Risks of Investing in the Fund. The risks summarized below are the principal risks of investing in the Fund. All investments have risks to some degree and it is possible that you could lose money by investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund makes every effort to achieve its objectives, the Fund cannot guarantee success.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Fund could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets.  Such events may result in losses to the Fund.
Investment Style Risk. Securities of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Fund may underperform other funds that invest in similar asset classes but use different investment styles.
Market and Management Risk. Markets in which the Fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Fund may not produce the intended or desired results. There is no guarantee that the investment objective of the Fund will be achieved.
Expense Risk. The actual cost of investing in the Fund may be higher than the expenses shown in the “Annual Fund Operating Expenses” table above for a variety of reasons, including, for example, if the Fund’s average net assets decrease.
Regulatory Risk. The Fund is subject to a variety of laws and regulations which govern its operations. The Fund is subject to regulation by the Securities and Exchange Commission (SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Fund invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Fund, a security, business, sector or market.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a group of similar mutual funds. Past performance does not mean that the Fund will achieve similar results in the future. The Fund's returns are shown after deduction of Fund expenses. They do not include any charges under the investment contracts or variable annuity contracts. If those contract charges were included, the annual returns would be lower than those shown.

Best Quarter:		Worst Quarter:
16.44%	1st Quarter of 2012	-21.77%	4th Quarter of 2008

Average Annual Total Returns % (For the periods ended December 31, 2017)
	One Year	Five Years	Ten Years
Fund Shares	36.24%	17.16%	10.07%

Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.82%	15.78%	8.49%
Management of the Fund
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Jennison Associates LLC	Blair A. Boyer	Managing Director	January 2005
		Kathleen A. McCarragher	Managing Director	May 2006
Tax Information
The federal income tax rules applicable to Planholders vary depending on the contract and whether a tax qualified plan is involved. You should consult with your plan sponsor or a qualified tax adviser for tax information applicable to you.
The Fund intends to comply with certain requirements of the Internal Revenue Code applicable to investment companies selling their shares to insurance company separate accounts. By meeting these requirements, Prudential-but not the variable contract owners-should be subject to tax on distributions by the Fund to the separate accounts.
Financial Intermediary Compensation
You may invest in the Fund only through certain contracts previously issued by Prudential. Those contracts are no longer sold. Planholders still owning contracts may make additional investments in accordance with their contracts. Prudential, its affiliates or persons that sold the contracts may receive compensation in connection with investments in the Fund and related services. These payments may create a conflict of interest by influencing Prudential and your salesperson to recommend the Fund over another investment. Ask your salesperson for more information.
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PRINCIPAL RISKS
Principal Risks of Investing in the Fund
Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in the Fund could lose value, and you could lose money. The principal risks of investing in the Fund, as identified in the Summary, are discussed in greater detail below. The Fund may be subject to additional risks other than those identified and described below because the types of investments made by a Fund can change over time.
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund makes every effort to achieve its objectives, the Fund cannot guarantee success.
Equity Securities Risk. There is a risk that the value of a particular stock or equity-related security held by the Fund could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition.  In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Fund invests could go down.  The Fund’s holdings can vary from broad market indexes, and the performance of the Fund can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.  Such events may result in losses to the Fund. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.
Investment Style Risk. Securities of a particular investment style, such as growth or value, tend to perform differently and shift into and out of favor depending on market and economic conditions and investor sentiment, and tend to go through cycles of performing better—or worse—than other segments of the stock market or the overall stock market.  As a result, the Fund’s performance may at times be worse than the performance of other funds that invest in similar asset classes but employ different investment styles.
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, share prices may decline significantly, even if earnings do increase. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
There is a risk that the value investment style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.
Market and Management Risk. Market risk is the risk that the markets in which the Fund invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. Management risk is the risk that the investment strategy or PGIM Investments or the subadviser will not work as intended. All decisions by PGIM Investments or the subadviser require judgment and are based on imperfect
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information. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PGIM Investments or the subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.
Expense Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, fund operating expense ratios may be higher than those shown if the Fund’s average net assets decrease, fee waivers or expense limitations change, or the Fund incurs more expenses than expected.
Regulatory Risk. The Fund is subject to a variety of laws and regulations which govern its operations. Similarly, the businesses and other issuers of the securities and other instruments in which the Fund invests are also subject to considerable regulation. These laws and regulations are subject to change. A change in laws and regulations may materially impact the Fund, a security, business, sector or market. For example, a change in laws or regulations made by the government or a regulatory body may impact the ability of the Fund to achieve its investment objective, or may impact the Fund’s investment policies and/or strategies, or may reduce the attractiveness of an investment.
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INVESTMENT OBJECTIVE & STRATEGIES
Investment Objective
The Fund's objective is growth of capital to an extent compatible with a concern for preservation of principal. Current income, if any, is incidental.
Investment Strategies
In an effort to meet its objective, the Fund invests primarily in common stock and other securities convertible into common stock. The Fund's portfolio managers seek to invest in medium to large companies that they believe possess sustainable, above-market growth in revenues, earnings, and cash flows and reasonable valuations, resulting in a portfolio that exhibits growth characteristics blended with valuations comparable to that of the market. They also look for stocks with characteristics such as strong market position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development, new product flow and financial strength.
The Fund may also invest in American Depository Receipts (ADRs). ADRs are US dollar-denominated certificates issued by a United States bank or trust company. They represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market.
Investment in ADRs has certain advantages over direct investment in the underlying foreign securities. They are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting and financial reporting standards as domestic issuers. Nevertheless, as foreign securities, ADRs involve certain risks. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, and the fact that there may be less publicly available information about a foreign company than about a domestic company.
The Fund may also invest in preferred stock, bonds, debenture notes and other evidences of indebtedness of a character customarily acquired by institutional investors. These investments may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. These investments may or may not be publicly traded.
The Fund may also invest in money market instruments, such as short-term debt securities. The Fund usually invests only a moderate proportion of its assets in money market instruments to facilitate purchases and redemptions and portfolio trading.
The Fund may lend its securities and invest in warrants.
Although the Fund makes every effort to achieve its investment objective, there can be no guarantee of success and it is possible you could lose money by investing in the Fund.
The Fund’s investment objective is not a fundamental policy of the Fund, meaning that the investment objective can be changed by the Fund’s Board of Directors without shareholder approval. The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the Statement of Additional Information (SAI).
Temporary Defensive Investments. In response to adverse or unstable market, economic, political or other conditions, to satisfy redemptions, the Fund may take a temporary defensive position and invest up to 100% of the Fund’s assets in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. Government, its agencies or instrumentalities or in high-quality obligations of banks and corporations, repurchase agreements, or hold up to 100% of the Fund’s assets in cash, cash equivalents or shares of affiliated money market or short-term bond funds. Investing heavily in money market securities may limit the Fund’s ability to pursue or achieve its investment objective and could reduce the benefit to the Fund of any upswing in the market, but can help to preserve the value of the Fund’s assets during adverse economic environments. The use of temporary defensive investments may be inconsistent with the Fund’s investment objective.
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Portfolio Turnover. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rate during past the past five fiscal years.
Illiquid Securities. The Fund may invest up to 10% of its net assets in illiquid securities. An illiquid security is one that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund’s net asset value. The 10% limit is applied as of the date the Fund purchases an illiquid security. The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined to be liquid pursuant to the procedures of the Fund. Those securities are not subject to the 10% limit. In the event the market value of the Fund’s illiquid securities exceeds the 10% limits due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other securities, the Fund: (i) will not purchase additional illiquid securities and (ii) will consider taking other appropriate steps to maintain adequate liquidity, including, without limitation, reducing its holdings of illiquid securities in an orderly fashion.
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FUND MANAGEMENT
Manager & Subadviser
PGIM Investments LLC (PGIM Investments) serves as investment manager to the Fund. PGIM Investments is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial). PGIM Investments is located at 655 Broad Street, Newark, New Jersey 07102. PGIM Investments and its predecessors have served as manager and administrator to investment companies since 1987. As of December 31, 2017, PGIM Investments served as the investment manager to all of the Prudential US and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of $278.6 billion.
Under a management agreement with the Fund, PGIM Investments manages the Fund's investment operations and administers its business affairs. For the fiscal year ended December 31, 2017 the Fund paid PGIM Investments management fees at the effective rate of 0.55% of the Fund's average daily net assets.
The Fund uses a “manager-of-managers” structure. Under this structure, PGIM Investments selects (with approval of the Fund’s independent directors) one or more subadvisers to handle the actual day-to-day investment management of the Fund. PGIM Investments monitors each subadviser’s performance through quantitative and qualitative analysis, and periodically reports to the Fund’s Board of Directors as to whether each subadviser’s agreement should be renewed, terminated or modified. PGIM Investments also is responsible for allocating assets among the subadvisers if a Fund has more than one subadviser. In those circumstances, the allocation for each subadviser can range from 0% to 100% of a Fund’s assets, and PGIM Investments can change the allocations without prior notice and without board or shareholder approval. Any such changes will be reflected in the next annual update to the prospectus. The Fund will notify Planholders of any new subadviser or any material changes to any existing subadvisory agreement.
PGIM Investments and the Fund have obtained an exemptive order from the SEC that permits PGIM Investments, subject to approval by the Board, to enter into and make material amendments to subadvisory agreements with non-affiliated subadvisers and with certain affiliated subadvisers with respect to the Fund, without obtaining shareholder approval. Pursuant to the exemptive order, PGIM Investments may change a Fund’s subadviser, subject to Board approval, without obtaining prior shareholder approval. This exemptive order (which is similar to exemptive orders granted to other investment companies that are organized in a manner similar to the Fund) is intended to facilitate the efficient supervision and management of the subadvisers by PGIM Investments and the Board.
A discussion regarding the basis for the Board’s approval of the Fund’s management and subadvisory agreements is available in the Fund’s semi-annual report to shareholders, dated June 30.
Jennison Associates LLC (Jennison) is the Fund's subadviser. Its address is 466 Lexington Avenue, New York, New York 10017. PGIM Investments has responsibility for all investment advisory services, supervises Jennison and pays Jennison for its services. As of December 31, 2017, Jennison managed in excess of $175.4 billion in assets. Jennison has served as an investment adviser since 1969.
PORTFOLIO MANAGERS
Blair A. Boyer and Kathleen A. McCarragher are the portfolio managers responsible for the day-to-day management of the Fund.
Blair A. Boyer is a Managing Director and a Large Cap Growth Equity Portfolio Manager of Jennison, which he joined in March 1993. Prior to joining the Growth Equity team in 2003, Mr. Boyer co-managed international equity portfolios at Jennison for 10 years. Prior to joining Jennison, Mr. Boyer managed international equity portfolios at Bleichroeder from 1989 to 1993. Prior to that, he was a research analyst and then a senior portfolio manager in the Verus Capital division at Bleichroeder beginning in 1983. He received a BA in economics from Bucknell University and an MBA in finance from New York University.
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Kathleen A. McCarragher is a Director and Managing Director, the Head of Growth Equity and a Large Cap Growth Equity Portfolio Manager of Jennison, which she joined in May 1998. Prior to Jennison, Ms. McCarragher spent six years with Weiss, Peck & Greer, where she was a Managing Director and the Director of Large Cap Growth Equities. In addition, Ms. McCarragher spent 10 years with State Street Research & Management, initially as a research analyst responsible for health care, transports and financials, and then as a portfolio manager and member of the investment committee. She received a BBA from the University of Wisconsin-Eau Claire, summa cum laude, and an MBA from Harvard Business School.
The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.
The Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund. See Fund Management in the SAI.
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PURCHASE, REDEMPTION & PRICING OF FUND SHARES
Purchase
You may invest in the Fund only through the systematic investment plan contracts and the variable annuity contracts issued as part of Prudential's Financial Security Program and Prudential's Annuity Plan Account-2. The contracts are no longer sold. Planholders still owning contracts may make additional investments in accordance with their contract.
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund.
Redemption
The Fund typically expects to pay redemption proceeds within three days after receipt of a proper notice of the redemption request. However, it may take the Fund up to seven days to pay redemption proceeds. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Commission.
Under normal circumstances, the Fund typically expects to meet redemption requests by using cash or cash equivalents or proceeds from the sale of portfolio securities (or a combination of these methods). The Fund reserves the right to use borrowing arrangements that may be available from time to time. The use of borrowings in order to meet redemption requests is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Pricing—Net Asset Value
Any purchase or sale of Fund shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is typically based on the next calculation of the NAV after the order is received in good order. The NAV is typically determined on each day the NYSE is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. if the particular disruption directly affects only the NYSE.
The NYSE is closed on most national holidays and Good Friday.
The Fund does not price, and shareholders will not be able to purchase or redeem, the Fund's shares on days when the NYSE is closed but the primary markets for the Fund's foreign securities are open, even though the value of these securities may have changed. Conversely, the Fund will ordinarily price its shares, and shareholders may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed.
The securities held by the Fund are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. The Fund may use fair value pricing if it determines that a market quotation for a security is not reliable based, among other things, on events or market conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside of the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time that the Fund determines its NAV.
The Fund may also use fair value pricing with respect to U.S. traded securities if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market
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maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of PGIM Investments (or subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's published or quoted price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing the Fund's NAV, we will value the Fund's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities, we normally value each foreign security held by the Fund as of the close of the security's primary market.
Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and to reduce arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.
The NAV for the Fund is determined by a simple calculation. It's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding.
To determine the Fund's NAV, its holdings are valued as follows:
Equity Securities for which the primary market is on an exchange (whether domestic or foreign) shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities included within the NASDAQ market shall be valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP issued, at the last sale price on such day. Securities included within the NASDAQ market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.
The Fund may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of the Fund's assets may change on days when shareholders cannot purchase or redeem Fund shares.
All short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).
Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PGIM Investments or a subadviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).
Other debt securities—those that are not valued on an amortized cost basis—are valued using an independent pricing service.
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OTHER INFORMATION
Dividends & Distributions
The Fund periodically distributes substantially all of its net investment income and its net realized capital gains in accordance with rules applicable to mutual funds. For Planholders, under most contracts, dividends and distributions are automatically reinvested in additional Fund shares. Planholders under certain non-qualified contracts may choose to receive dividends and distributions in cash.
Federal Income Taxes
The federal income tax rules applicable to Planholders vary depending on the contract and whether a tax qualified plan is involved. You should consult with your plan sponsor or a qualified tax adviser for tax information applicable to you.
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to investment companies selling their shares to insurance company separate accounts. By meeting these requirements, Prudential—but not the variable contract owners—should be subject to tax on distributions by the Fund to the separate accounts. The Fund also intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and, as noted above, to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. The shareholders of the Fund are considered to be the separate accounts of Prudential which own shares of the Fund for the benefit of Planholders.
Disclosure of Portfolio Holdings
A description of the policies and procedures of the Fund with respect to the disclosure of its portfolio securities is described in the Statement of Additional Information. The Fund will provide a full list of its portfolio holdings as of the end of the fiscal quarter within 60 days after the end of their fiscal quarter on the website of the Commission at www.sec.gov.
Frequent Trading
The Fund is part of the group of investment companies advised by PGIM Investments that seeks to prevent patterns of frequent purchases and redemptions of shares by its investors (the PGIM Investments funds). Frequent purchases and redemptions may adversely affect performance and the interests of long-term investors. When an investor engages in frequent or short-term trading, the PGIM Investments funds may have to sell portfolio securities to have the cash necessary to pay the redemption amounts. This can happen when it is not advantageous to sell any securities, so the PGIM Investments funds' performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the PGIM Investments funds cannot predict how much cash they will have to invest. In addition, if a PGIM Investments fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the PGIM Investments funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain investors may cause dilution in the value of PGIM Investments fund shares held by other investors.
The Boards of Directors/Trustees of the PGIM Investments funds have adopted policies and procedures designed to discourage or prevent frequent trading by investors. Those policies and procedures have limited relevance for the Fund. First, the Fund has limited ability to monitor Planholder trading because Prudential maintains the individual Planholder accounts under the Financial Security Plan (FSP) and the Annuity Plan Account-2 (APA-2). In particular, Prudential submits to the Fund aggregate orders combining the transactions of many Planholders, and therefore the Gibraltar Fund cannot monitor investments by individual Planholders. Second, although Prudential has implemented monitoring procedures for frequent trading for some of its variable contracts, those procedures do not affect the Fund because the Fund serves as the sole investment option under FSP and APA-2. Therefore, investors in FSP and APA-2 are not provided within the Prudential program the ability to transfer among investment options. The Fund has entered into a shareholder information agreement with Prudential as required by Rule 22c-2 under the Investment Company Act of 1940. Under that agreement, Prudential has agreed to: (i) provide certain information regarding Planholders who engage in transactions involving Fund shares and (ii) execute any instructions from the Fund to
12

restrict or prohibit further purchases or exchanges of the Fund shares by Planholders who have been identified by the Fund as having engaged in transactions in Fund shares that violate the Fund's frequent trading policies and procedures. In addition the Fund and its transfer agent reserve the right to reject all or a portion of a purchase order from Prudential. If a purchase order is rejected, the purchase amount will be returned to Prudential.
Investors seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund and Prudential to prevent such trading, there is no guarantee that the Fund or Prudential will be able to identify these investors or curtail their trading practices. Therefore, it is possible that some Fund investors could engage in frequent trading, and, if they do, the other Fund investors would bear any harm caused by that frequent trading. The Fund does not have any arrangements intended to permit trading in contravention of the policies described above.
13

FINANCIAL HIGHLIGHTS
The financial highlights will help you evaluate the financial performance of the Fund. The Total Return in the table represents the rate that a Fund shareholder earned on an investment, assuming reinvestment of all dividends and other distributions. The table does not reflect charges under any variable contract. The information is for each Fund share for the periods indicated.
The financial highlights were derived from the financial statements audited by KPMG LLP, an independent registered public accounting firm, whose report on those financial statements was unqualified.
A copy of the Fund’s annual report, along with the Fund’s audited financial statements and report of independent registered public accounting firm, is available upon request, at no charge, as described on the back cover of this Prospectus.

	Year Ended December 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of year	$14.31	$15.64	$15.24	$15.73	$12.15
Income (Loss) From Investment Operations:
Net investment income (loss)	0.05	0.03	0.02	0.04	0.05
Net realized and unrealized gain (loss) on investments	5.11	0.05	1.92	1.24	3.84
Total from investment operations	5.16	0.08	1.94	1.28	3.89
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.03)	(0.04)	(0.05)
Distributions from net realized gains on investments	(2.24)	(1.38)	(1.51)	(1.73)	(0.26)
Total dividends and distributions	(2.29)	(1.41)	(1.54)	(1.77)	(0.31)
Net Asset Value, end of year	$17.18	$14.31	$15.64	$15.24	$15.73
Total Return(a):	36.24%	0.39%	12.65%	8.43%	32.15%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$160.8	$143.4	$158.6	$158.9	$162.4
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	0.62%	0.62%	0.62%	0.62%	0.62%
Expenses before waivers and/or expense reimbursement	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	0.29%	0.19%	0.14%	0.25%	0.34%
Portfolio turnover rate	16%	21%	22%	31%	29%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Does not include expenses of the underlying funds in which the Fund invests.
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FOR MORE INFORMATION Please read this prospectus before you invest in the Fund and keep it for future reference. For information on shareholder questions contact:
■ MAIL Prudential's Gibraltar Fund, Inc. 655 Broad Street Newark, New Jersey 07102	■ TELEPHONE (800) 778-2255

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows (the SEC charges a fee to copy documents):
■ MAIL Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, DC 20549-1520 ■ ELECTRONIC REQUEST publicinfo@sec.gov	■ IN PERSON Public Reference Room located at 100 F Street, N.E. in Washington, DC For hours of operation, call (202) 551-8090 ■ VIA THE INTERNET on the EDGAR Database at www.sec.gov

The Annual and Semi-Annual Reports and the SAI contain additional information about the Fund. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number and address listed above. The Fund does not maintain a website.
■ STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this Prospectus) ■ SEMI-ANNUAL REPORT	■ ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)
GIB Pro 2018	The Fund's Investment Company Act File No. 2-32685

Prudential's Gibraltar Fund, Inc.
STATEMENT OF ADDITIONAL INFORMATION • APRIL 13, 2018
This Statement of Additional Information (SAI) of Prudential's Gibraltar Fund, Inc. (the Fund) is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated April 13, 2018 and can be obtained, without charge, by calling (800) 778-2255 or by writing to the Fund at 655 Broad Street, Newark, New Jersey 07102. This SAI has been incorporated by reference into the Fund's Prospectus.
The Fund's audited financial statements are incorporated into this SAI by reference to the Fund's 2017 Annual Report (File No. 811-01660). You may request a copy of the Annual Report at no charge by calling the telephone number or writing to the address indicated above.
The Fund offers a single class of shares.
GIB SAI 2018

3	FUND HISTORY
3	About the Fund
4	Fund Investments & Risks
4	MORE DETAILS ABOUT Fund Investments AND RISKS
6	Investment Restrictions
7	FUND MANAGEMENT
7	Portfolio Management
18	Investment Advisory & Other Services
18	Manager & Subadviser
19	SEC Order
20	Other Service Providers
22	OTHER INFORMATION
22	Brokerage Allocation & Other Practices
23	Code of Ethics
23	Taxation of the Fund
24	Proxy Voting Policies & Recordkeeping Procedures
27	Disclosure of Portfolio Holdings
29	Control Persons & Principal Holders of Securities
29	Financial Statements

FUND HISTORY
About the Fund
The Fund was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered with the Securities and Exchange Commission (SEC) as a diversified open-end management investment company.

Fund Investments & Risks
MORE DETAILS ABOUT Fund Investments AND RISKS
The Fund’s investment strategies and corresponding risks, as identified in the prospectus, are discussed in more detail below. The Fund’s exposure to cyber security risk is also discussed below.
SECURITIES LENDING. Unless otherwise noted, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions subject to applicable regulatory requirements and guidance, including the requirements that: (1) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund; (2) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the U.S. government having at all times a value of not less than 100% of the value of the securities lent; and (3) the loan be made subject to termination by the Fund at any time. Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (GSAL) serves as securities lending agent for the Fund, and in that role administers the Fund’s securities lending program. For more information about GSAL, see the “Other Service Providers—Securities Lending Agent” section later in this SAI.
The Fund may invest the cash collateral and/or it may receive a fee from the borrower. To the extent that cash collateral is invested, it will be invested in an affiliated fund and be subject to market depreciation or appreciation. The Fund will be responsible for any loss that results from this investment of collateral.
On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. In such situations, the Fund may sell the collateral and purchase a replacement investment in the market. There is a risk that the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.
During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities. Voting or consent rights which accompany loaned securities pass to the borrower. However, all loans may be terminated at any time to facilitate the exercise of voting or other consent rights with respect to matters considered to be material. The Fund bears the risk that there may be a delay in the return of the securities which may impair the Fund’s ability to exercise such rights.
ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities. An illiquid security is one that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Illiquid securities include, but are not limited to, certain securities sold in private placements with restrictions on resale and not traded, repurchase agreements maturing in more than seven days, and other investments determined not to be readily marketable. The 10% limit is applied as of the date the Fund purchases an illiquid security. It is possible that the Fund's holding of illiquid securities could exceed the 10% limit, for example as a result of market developments or redemptions.
The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined to be liquid pursuant to the procedures of the Fund. In many cases, those securities are traded in the institutional market under Rule 144A under the Securities Act of 1933 (the 1933 Act) and are called Rule 144A securities. Securities determined to be liquid under these procedures are not subject to the 10% limit.
Investments in illiquid securities involve more risks than investments in similar securities that are readily marketable. Illiquid securities may trade at a discount from comparable, more liquid securities. Investment of the Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund's operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments. Illiquid securities are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may experience liquidity constraints and/or obtain access to material non-public information, which may restrict the Fund's ability to conduct transactions in those securities.

WARRANTS. The Fund may invest in warrants or rights to acquire stock. The Fund will not purchase any such warrants or rights if after giving effect to such purchase the total cost to the Fund of all warrants and rights then held by it will exceed 3% of the value of Fund assets. Warrants are options to purchase securities at a specified price during a specified period of time. The risk associated with warrants is that the market price of the underlying stock will stay below the exercise price of the warrant during the exercise period. If this occurs, the warrant becomes worthless and the investor loses the money he or she paid for the warrant.
TEMPORARY DEFENSIVE POSITION. The Fund may, at times, adopt a temporary defensive position in which it invests up to 100% of its assets in money market instruments, including short-term government and corporate debt obligations, commercial paper and bank obligations (such as certificates of deposit, time deposits and bankers acceptances). When the Fund purchases money market securities, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money is invested in the security, and is not related to the coupon rate of the purchase security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Fund will not enter into repurchase agreements unless the agreement is fully collateralized (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the loan including interest). The Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, the Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, the Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding.
INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies including exchange traded Funds. In accordance with the Investment Company Act of 1940, as amended (the 1940 Act), the Fund generally may invest up to 10% of its total assets in securities of other investment companies. In addition, under the 1940 Act the Fund generally may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund's total assets may be invested in securities of any investment company. Notwithstanding the limits discussed above, the Fund may invest in other investment companies without regard to the limits set forth above provided that the Fund complies with Rules 12d1-1, 12d1-2 and 12d1-3 promulgated by the SEC under the 1940 Act or otherwise permitted by exemptive order, SEC releases, no-action letters or similar interpretation.
As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.
CYBER SECURITY RISK. With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, each portfolio or fund (hereafter collectively referred to as the “Fund”) is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches, whether deliberate or unintentional, arising from the Fund’s third-party service providers (e.g., custodians, financial intermediaries, transfer agents), subadviser, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which the Fund invests, may cause significant disruptions in the business operations of the Fund. Potential impacts may include, but are not limited to, potential financial losses for the Fund and the issuers’ securities, the inability of shareholders to conduct transactions with the Fund, an inability of the Fund to calculate net asset value (NAV), and disclosures of personal or confidential shareholder information.

In addition to direct impacts on Fund shareholders, cyber security failures by the Fund and/or its service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to the Funds, and reputational damage. The Fund may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. The Fund may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although the Fund and its service providers and subadviser may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Fund cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the subadviser, and the issuers in which the Fund invests.
Investment Restrictions
Listed below are certain fundamental investment restrictions of the Fund. They may not be changed without the vote of a majority of the Fund's outstanding voting securities.
(1) The Fund does not underwrite the securities of other insurers, except where it may be deemed to be an “underwriter” for purposes of the 1933 Act, in connection with the registration and/or sale of any illiquid securities it holds.
(2) The Fund does not buy or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and related options.
(3) The Fund does not purchase securities on margin; provided that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and that the deposit or payment of money of initial or maintenance margin in connection with otherwise permissible futures or options is not considered the purchase of a security on margin.
(4) The Fund does not borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1⁄3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Reverse repurchase agreements are not considered borrowing for purposes of this restriction.
(5) The Fund does not issue senior securities, except as permitted under the 1940 Act and rules thereunder or by SEC order, SEC release, no-action letter, or similar relief or interpretations. Collateral arrangements entered into by a Fund with respect to futures contracts or options and the writing of options are not deemed to be the issuance of a senior security.
(6) The Fund does not buy or sell real estate, although the Fund may buy or sell securities that are secured by real estate, securities of real estate investment trusts and of other issuers that engage in real estate operations, mortgage-backed securities, mortgage participations, or other instruments supported or secured by interests in real estate, and the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
(7) The Fund will not make loans, except loans of the Fund's assets, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act and rules thereunder or by SEC order, SEC release, no-action letter, or similar relief or interpretations. The following shall not be considered the making of a loan: the acquisition of bonds, debentures or other debt instruments, or participations or other interests therein; or investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to the foregoing.
(8) The Fund will not concentrate its investments in any one industry (no more than 25% of the value of the Fund's assets will be invested in any one industry).
The Fund also follows the following non-fundamental investment restrictions, which may be changed with approval of the Fund's Board:
(1) The Fund will not invest in futures contracts or related options.
(2) The Fund does not sell short, or buy, sell or write put or call options or combinations of such options.
(3) The Fund does not invest for the purpose of exercising control or management.

FUND MANAGEMENT
Portfolio Management
The table below provides additional information concerning other accounts managed by the individuals who serve as the Fund's portfolio managers. Information provided is as of December 31, 2017. Figures appearing in italics typeface denotes accounts for which compensation is based on performance. Following the table is an explanation of Jennison Associates LLC’s policies with respect to portfolio manager compensation and portfolio manager conflicts of interest.
Other Accounts Managed by the Portfolio Managers
Subadviser	Portfolio Manager	Registered Investment Companies/Market Value (thousands)	Other Pooled Investment Vehicles/Market Value (thousands)	Other Accounts/Market Value (thousands)*	Ownership of Fund Securities
Jennison Associates LLC	Blair A. Boyer	8 / $8,132,201 2 / $3,586,870	1 / $158,096	31 / $5,983,715	None
	Kathleen McCarragher	14 / $48,085,585 2 / $3,586,870	2 / $758,007	11 / $1,583,913	None
* Excludes performance fee accounts
COMPENSATION. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Jennison recognizes individuals for their achievements and contributions and continues to promote those who exemplify the same goals and level of commitment that are benchmarks of the organization. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. Overall firm profitability determines the size of the investment professional compensation pool. In general, the cash bonus represents most of an investment professional’s compensation.
Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.
Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors.
The factors reviewed for the portfolio managers are listed below.
The quantitative factors reviewed for the portfolio managers may include:
■	One-, three-, five-year and longer term pre-tax investment performance groupings of accounts managed by the portfolio manager in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible. Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.
■	The investment professional’s contribution to client portfolio’s pre-tax one-, three-, five-year and longer-term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes.
The qualitative factors reviewed for the portfolio managers may include:
■	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;
■	Historical and long-term business potential of the product strategies;
■	Qualitative factors such as teamwork and responsiveness; and
■	Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.

POTENTIAL CONFLICTS OF INTEREST.
Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.
Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.
■	Long only accounts/long-short accounts: Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.
■	Large accounts: Large accounts typically generate more revenue than do smaller accounts. As a result, a portfolio manager has an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for us.
■	Multiple strategies: Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.
■	Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.
■	Non-discretionary accounts or models: Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.
■	Higher fee paying accounts or products or strategies: Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.
■	Personal interests: The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.
How Jennison Addresses These Conflicts of Interest
The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.
Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.

■	Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts and between wrap fee program sponsors.
■	Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.
■	Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.
■	Jennison has adopted a code of ethics and policies relating to personal trading.
■	Jennison provides disclosure of these conflicts as described in its Form ADV.
MANAGEMENT OF THE FUND
Information pertaining to the Directors and officers of the Fund is set forth below. The Directors are also referred to as “Trustees” or “Board Members.” Trustees who are not deemed to be interested persons of the Fund as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” The Trustees oversee the operations of the Fund and appoint officers who are responsible for the day-to-day business decisions based on policies set by the Board. The Fund is also referred to as the “Trust.” The “Fund Complex” consists of the Fund and any other investment companies managed by PGIM Investments LLC (PGIM Investments or the Investment Manager).
Independent Trustees
Name, Address, Age No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held	Length of Board Service
Susan Davenport Austin (50) No. of Portfolios Overseen: 107	Senior Managing Director of Brock Capital (Since 2014); Director of Broadcast Music, Inc. (Since 2007);formerly Vice Chairman (2013 - 2017), Senior Vice President and Chief Financial Officer (2007-2012) and Vice President of Strategic Planning and Treasurer (2002-2007) of Sheridan Broadcasting Corporation; formerly President of Sheridan Gospel Network (2004-2014); formerly Vice President, Goldman, Sachs & Co. (2000 - 2001); formerly Associate Director, Bear, Stearns & Co. Inc. (1997-2000); formerly Vice President, Salomon Brothers Inc. (1993-1997); Member of the Board of Directors, The MacDowell Colony (Since 2010); Director (Since 2017); formerly Presiding Director (2014 - 2017) and Chairman (2011-2014) of the Board of Directors, Broadcast Music, Inc.; Member of the Board of Directors, Hubbard Radio, LLC (Since 2011); President, Candide Business Advisors, Inc. (Since 2011); formerly Member of the Board of Directors, National Association of Broadcasters (2004-2010).	Director of NextEra Energy Partners, LP (NYSE: NEP) (Since February 2015); Director of Broadcast Music, Inc. (Since 2007).	Since February 2011
Sherry S. Barrat (68) No. of Portfolios Overseen: 107	Formerly Vice Chairman of Northern Trust Corporation (financial services and banking institution) (2011–June 2012); formerly President, Personal Financial Services, Northern Trust Corporation (2006-2010); formerly Chairman & CEO, Western US Region, Northern Trust Corporation (1999-2005); formerly President & CEO, Palm Beach/Martin County Region, Northern Trust.	Director of NextEra Energy, Inc. (NYSE: NEE) (1998-Present); Director of Arthur J. Gallagher & Company (Since July 2013).	Since January 2013
Jessica M. Bibliowicz (58) No. of Portfolios Overseen: 107	Senior Adviser (Since 2013) of Bridge Growth Partners (private equity firm); formerly Director (2013-2016) of Realogy Holdings Corp. (residential real estate services); formerly Chief Executive Officer (1999-2013) of National Financial Partners (independent distributor of financial services products).	Director (Since 2006) of The Asia-Pacific Fund, Inc.; Sotheby’s (Since 2014) (auction house and art-related finance).	Since September 2014

Independent Trustees
Name, Address, Age No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held	Length of Board Service
Kay Ryan Booth (67) No. of Portfolios Overseen: 107	Partner, Trinity Private Equity Group (Since September 2014); formerly, Managing Director of Cappello Waterfield & Co. LLC (2011-2014); formerly Vice Chair, Global Research, J.P. Morgan (financial services and investment banking institution) (June 2008 – January 2009); formerly Global Director of Equity Research, Bear Stearns & Co., Inc. (financial services and investment banking institution) (1995-2008); formerly Associate Director of Equity Research, Bear Stearns & Co., Inc. (1987-1995).	None.	Since January 2013
Stephen M. Chipman (56) No. of Portfolios Overseen: 107	Chief Executive Officer and Director of Radius GGE (USA), Inc. (Since June 2016); formerly, Senior Vice Chairman (December 2014-October 2015) and Chief Executive Officer (January 2010-December 2014) of Grant Thornton LLP.	None.	Since January 2018
Robert F. Gunia (71) No. of Portfolios Overseen: 107	Director of ICI Mutual Insurance Company (June 2016-present; June 2013-June 2015); formerly Chief Administrative Officer (September 1999-September 2009) and Executive Vice President (December 1996-September 2009) of PGIM Investments LLC; formerly Executive Vice President (March 1999-September 2009) and Treasurer (May 2000-September 2009) of Prudential Mutual Fund Services LLC; formerly President (April 1999-December 2008) and Executive Vice President and Chief Operating Officer (December 2008-December 2009) of Prudential Investment Management Services LLC; formerly Chief Administrative Officer, Executive Vice President and Director (May 2003-September 2009) of AST Investment Services, Inc.	Director (Since May 1989) of The Asia Pacific Fund, Inc.	Since July 2003
Thomas T. Mooney (76) No. of Portfolios Overseen: 107	Formerly Chief Executive Officer, Excell Partners, Inc. (2005-2007);founding partner of High Technology of Rochester and the Lennox Technology Center; formerly President of the Greater Rochester Metro Chamber of Commerce (1976-2004); formerly Rochester City Manager (1973); formerly Deputy Monroe County Executive (1974-1976).	None.	Since July 2003
Thomas M. O'Brien (67) No. of Portfolios Overseen: 107	Director, President and CEO Sun Bancorp, Inc. N.A. (NASDAQ: SNBC) and Sun National Bank (Since July 2014); formerly Consultant, Valley National Bancorp, Inc. and Valley National Bank (January 2012-June 2012); formerly President and COO (November 2006-April 2017) and CEO (April 2007-December 2011) of State Bancorp, Inc. and State Bank; formerly Vice Chairman (January 1997-April 2000) of North Fork Bank; formerly President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank; formerly President and Chief Executive Officer (May 2000-June 2006) Atlantic Bank of New York.	Formerly Director, BankUnited, Inc. and BankUnited N.A. (NYSE: BKU) (May 2012-April 2014); formerly Director (April 2008-January 2012) of Federal Home Loan Bank of New York; formerly Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; formerly Director (May 2000-April 2006) of Atlantic Bank of New York; Director (November 2006 – January 2012) of State Bancorp, Inc. (NASDAQ: STBC) and State Bank of Long Island.	Since July 2003

Interested Trustee
Timothy S. Cronin (52) Number of Portfolios Overseen: 107	President of Prudential Annuities (Since June 2015); Chief Investment Officer and Strategist of Prudential Annuities (Since January 2004); Director of Investment & Research Strategy (Since February 1998); President of AST Investment Services, Inc. (Since June 2005).	None.	Since October 2009
Trust Officers(a)
Name, Address and Age Position with the Trust	Principal Occupation(s) During the Past Five Years	Length of Service as Trust Officer
Edward C. Merrill, IV, CFA (33) Vice President	Vice President of Prudential Annuities (since December 2014); formerly Director of Prudential Annuities (December 2010 –
	December 2014); formerly Manager of Prudential Annuities (August 2009 – December 2010); formerly Senior Analyst of Prudential Annuities (October 2008 – August 2009)	Since June 2017
Raymond A. O’Hara (62) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012
Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005
Jonathan D. Shain (59) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005
Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).	Since December 2005
Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006
Kathleen DeNicholas (43) Assistant Secretary	Vice President and Corporate Counsel (since May 2013) of Prudential; Managing Counsel at The Bank of New York Mellon Corporation (2011-2013); formerly Senior Counsel (2007-2011) and Assistant General Counsel (2001-2007) of The Dreyfus Corporation; Chief Legal Officer and Secretary of MBSC Securities Corporation (2011-2013); Vice President and Assistant Secretary of The Dreyfus Family of Funds (2010-2012).	Since May 2013

Trust Officers(a)
Name, Address and Age Position with the Trust	Principal Occupation(s) During the Past Five Years	Length of Service as Trust Officer
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Mutual Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential's Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014
Dino Capasso (43) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018
Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General's Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017
M. Sadiq Peshimam (54) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since February 2006
Peter Parrella (59) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007
Lana Lomuti (50) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014
Linda McMullin (56) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014
Alina Srodecka, CPA (51) Assistant Treasurer	Vice President of Tax at Prudential Financial, Inc. (Since August 2007); formerly Director of Tax at MetLife (January 2003 – May 2006); formerly Tax Manager at Deloitte & Touché (October 1997 – January 2003); formerly Staff Accountant at Marsh & McLennan (May 1994 – May 1997)	Since June 2017
(a) Excludes Mr. Cronin, an Interested Trustee who also serves as President.
Explanatory Notes to Tables:
Trustees are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments and/or an affiliate of PGIM Investments. Timothy Cronin is an Interested Trustee because he is employed by an affiliate of the Investment Manager of the Trust.
Unless otherwise noted, the address of all Trustees and Officers is c/o PGIM Investments, 655 Broad Street, Newark, New Jersey 07102.
There is no set term of office for Trustees or Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 78, provided that the Board may extend the retirement age on a year-by-year basis for a Trustee.
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
“No. of Portfolios Overseen” includes all investment companies managed by PGIM Investments and/or AST Investment Services, Inc. (ASTIS) that are overseen by the Trustee. The investment companies for which PGIM Investments and/or ASTIS serves as manager include The Prudential Variable Contract Accounts, The Prudential Series Fund, Advanced Series Trust, Prudential's Gibraltar Fund, Inc., the Prudential Funds, Prudential Short Duration High Yield Fund, Inc. and Prudential Global Short Duration High Yield Fund, Inc.

COMPENSATION OF TRUSTEES AND OFFICERS. Pursuant to a Management Agreement with the Trust, the Investment Manager pays all compensation of Trustees, officers and employees of the Trust, other than the fees and expenses of Trustees who are not affiliated persons of the Investment Manager or any Subadviser (Independent Trustees). The Trust pays each of its Independent Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on Board Committees may receive additional compensation.
Independent Trustees may defer receipt of their fees pursuant to a deferred fee agreement with the Trust. Under the terms of the agreement, the Trust accrues deferred Trustees' fees daily which, in turn, accrue interest at a rate equivalent to the prevailing rate to 90-day US Treasury Bills at the beginning of each calendar quarter or, at the daily rate of return of one or more funds managed by the Investment Manager chosen by the Trustee. Payment of the interest so accrued is also deferred and becomes payable at the option of the Trustee. The Trust's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Trust. The Trust does not have a retirement or pension plan for its Trustees.
The following table sets forth the aggregate compensation paid by the Trust for the Trust's most recently completed fiscal year to the Independent Trustees for service on the Trust's Board, and the Board of any other investment company in the Fund Complex for the most recently completed calendar year. Trustees and officers who are “interested persons” of the Trust (as defined in the 1940 Act) do not receive compensation from the Fund Complex.
Name	Aggregate Fiscal Year Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex for Most Recent Calendar Year(1)
Susan Davenport Austin	$1,360	None	None	$355,000 (3/107)*
Sherry S. Barrat	$1,360	None	None	$355,000 (3/107)*
Jessica M. Bibliowicz	$1,360	None	None	$355,000 (3/107)*
Kay Ryan Booth	$1,360	None	None	$355,000 (3/107)*
Stephen M. Chipman#	None	None	None	None
Delayne Dedrick Gold##	$1,360	None	None	$380,000 (3/107)*
Robert F. Gunia**	$1,360	None	None	$380,000 (3/107)*
Thomas T. Mooney**	$1,440	None	None	$480,000 (3/107)*
Thomas M. O'Brien**	$1,360	None	None	$380,000 (3/107)*
#Mr. Chipman joined the Board effective as of January 1, 2018.
## Ms. Gold retired from the Board effective as of December 31, 2017.
Explanatory Notes to Compensation Table
(1) Compensation relates to portfolios that were in existence during 2017.
* Number of funds and portfolios represents those in existence as of December 31, 2017 and excludes funds that have merged or liquidated during the year. Additionally, the number of funds and portfolios includes those which were approved as of December 31, 2017, but which may not have commenced operations as of December 31, 2017. No compensation is paid to Trustees with respect to funds/portfolios that have not yet commenced operations.
** Under the Trust’s deferred fee arrangement, Trustees may elect to defer all or part of their total compensation. The total amount of deferred compensation accrued during the calendar year ended December 31, 2017, including investment results during the year on cumulative deferred fees, amounted to $42,689, $439,285 and $353,807 for Messrs. Gunia, Mooney, and O'Brien, respectively.
BOARD COMMITTEES. The Board has established four standing committees in connection with governance of the Trust—Audit, Compliance, Governance, and Investment Review and Risk. Information on the membership of each standing committee and its functions is set forth below.
Audit Committee. The Board has determined that each member of the Audit Committee is not an “interested person” as defined in the 1940 Act. The responsibilities of the Audit Committee are to assist the Board in overseeing the Trust's independent registered public accounting firm, accounting policies and procedures, and other areas relating to the Trust's auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Trust. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the independent registered public accounting firm to (1) the Investment Manager and (2) any entity in a control relationship with the Investment Manager that provides ongoing services to the Trust, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Trust. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). The Audit Committee Charter is available at www.prudential.com/variableinsuranceportfolios. The number of Audit Committee meetings held during the Trust's most recently completed fiscal year is set forth in the table below.

The membership of the Audit Committee is set forth below:
Thomas M. O’Brien (Chair)
Susan Davenport Austin
Robert F. Gunia
Thomas T. Mooney (ex-officio)
Compliance Committee. The Compliance Committee serves as a liaison between the Board and the Trust’s Chief Compliance Officer (CCO). The Compliance Committee is responsible for considering, in consultation with the Board's Chair and outside counsel, any material compliance matters that are identified and reported by the CCO to the Compliance Committee between Board meetings. The Compliance Committee is also responsible for considering, when requested by the CCO, the CCO's recommendations regarding the materiality of compliance matters to be reported to the Board. The Compliance Committee reviews compliance matters that it determines warrant review between Board meetings. Further, when the CCO wishes to engage an independent third party to perform compliance-related work at the Trust’s expense, the Compliance Committee will evaluate with the CCO which third party to recommend to the Board as well as the appropriate scope of the work. The number of Compliance Committee meetings held during the Trust's most recently completed fiscal year is set forth in the table below. The Compliance Committee Charter is available on the Trust's website at www.prudential.com/variableinsuranceportfolios.
The membership of the Compliance Committee is set forth below:
Robert F. Gunia (Chair)
Jessica M. Bibliowicz
Kay Ryan Booth
Sherry S. Barrat
Thomas M. O’Brien
Thomas T. Mooney (ex-officio)
Governance Committee. The Governance Committee of the Board is responsible for nominating Trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director compensation and expenses, director education, and governance practices. The Board has determined that each member of the Governance Committee is not an “interested person” as defined in the 1940 Act. The number of Governance Committee meetings held during the Trust's most recently completed fiscal year is set forth in the table below. The Governance Committee Charter is available on the Trust's website at www.prudential.com/variableinsuranceportfolios.
The membership of the Governance Committee is set forth below:
Susan Davenport Austin (Chair)
Sherry S. Barrat
Jessica M. Bibliowicz
Kay Ryan Booth
Thomas T. Mooney (ex-officio)
Investment Review and Risk Committee (IRRC). The IRRC consists of all members of the Board and is chaired by Mr. Mooney, the Chairman of the Board. The Board created the IRRC to help the Board in reviewing certain types of risk, especially those risks related to portfolio investments, the subadvisers for the Portfolios and other related risks. The responsibilities of the IRRC include, but are not limited to: reviewing written materials and reports pertaining to Portfolio performance, investments and risk from subadvisers, the Strategic Investment Review Group (SIRG) of PGIM Investments and others; considering presentations from subadvisers, the Investment Manager, SIRG or other service providers on matters relating to Portfolio performance, investments and risk; and periodically reviewing management’s evaluation of various types of risks to the Portfolios.
LEADERSHIP STRUCTURE AND QUALIFICATIONS OF BOARD OF TRUSTEES. The Board is responsible for oversight of the Trust. The Trust has engaged the Investment Manager to manage the Trust on a day-to-day basis. The Board oversees the Investment Manager and certain other principal service providers in the operations of the Trust. The Board is currently composed of nine members, eight of whom are Independent Trustees. The Board meets in-person at regularly scheduled meetings twelve times throughout the year. In addition, the Board Members may meet in-person or by telephone at special meetings. As described above, the Board has established four standing committees—Audit, Compliance, Governance, and Investment Review and Risk—and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in fulfilling their responsibilities.

The Board is chaired by an Independent Trustee. As Chair, this Independent Trustee leads the Board in its activities. Also, the Chair acts as a member or an ex-officio member of each standing committee and any ad hoc committee of the Board. The Trustees have determined that the Board's leadership and committee structure is appropriate because the Board believes it sets the proper tone to the relationships between the Trust, on the one hand, and the Investment Manager, the subadviser(s) and certain other principal service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees.
The Board has concluded that, based on each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee. Among other attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Trust, and to exercise reasonable business judgment in the performance of their duties as Trustees. In addition, the Board has taken into account the actual service and commitment of the Trustees during their tenure in concluding that each should continue to serve. A Trustee's ability to perform his or her duties effectively may have been attained through a Trustee's educational background or professional training; business, consulting, public service or academic positions; experience from service as a Trustee of the Trust, other funds in the Fund Complex, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve as a Trustee.
Susan Davenport Austin. Ms. Austin currently serves as Senior Managing Director of Brock Capital. In addition to her experience in senior leadership positions with private companies, Ms. Austin has more than 10 years of experience in the investment banking industry, and has experience serving on boards of other public companies and non-profit entities.
Sherry S. Barrat. Ms. Barrat has more than 35 years of experience in senior leadership positions in the financial services and banking industries. In addition, Ms. Barrat has over 10 years of experience serving on boards of other public companies and non-profit entities.
Jessica M. Bibliowicz. Ms. Bibliowicz has more than 25 years of experience in senior leadership positions in the financial services and investment management industries. In addition, Ms. Bibliowicz also has experience in serving on the boards of other public companies, investment companies, and non-profit organizations.
Kay Ryan Booth. Ms. Booth has more than 35 years of experience in senior leadership positions in the investment management and investment banking industries. Ms. Booth is currently a Partner of Trinity Private Equity Group. In addition to her experience in senior leadership positions with private companies, Ms. Booth has experience serving on the boards of other entities.
Stephen M. Chipman. Mr. Chipman has 34 years of experience with a public accounting firm, serving in various senior leadership positions in Europe, North America and Asia. Mr. Chipman also has experience serving on boards of other entities.
Robert F. Gunia. Mr. Gunia has served for more than 10 years as a Trustee of mutual funds advised by the Manager or its predecessors. In addition, Mr. Gunia served in senior leadership positions for more than 28 years with the Manager and its affiliates and predecessors.
Thomas T. Mooney. Mr. Mooney has served for more than 10 years as a Trustee of mutual funds advised by the Manager or its predecessors, including some or all of the following funds: Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., and/or other mutual funds advised by the Manager or its predecessors. Mr. Mooney has more than 30 years of experience in senior leadership positions with municipal organizations and other companies and has experience serving on the boards of other entities.
Thomas M. O’Brien. Mr. O’Brien has served for more than 10 years as a Trustee of mutual funds advised by the Manager or its predecessors, including some or all of the following funds: Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., and/or other mutual funds advised by the Manager or its predecessors. Mr. O’Brien has more than 25 years of experience in senior leadership positions in the banking industry, and has experience serving on the boards of other entities.
Timothy S. Cronin. Mr. Cronin, an Interested Trustee of the Trust and other funds advised by the Manager since 2009, served as Vice President of the Trust and other funds advised by the Manager from 2009-2015, as President of the Trust and other funds advised by the Manager since 2015, and has held senior positions with Prudential Financial (and American Skandia, which was purchased by Prudential Financial) since 1998.
Specific details about each Trustee's professional experience is set forth in the professional biography tables, above.

Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Trust. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Investment Manager, sub-advisers, the Trust's Chief Compliance Officer, the Trust's independent registered public accounting firm, counsel, and internal auditors of the Investment Manager or its affiliates, as appropriate, regarding risks faced by the Trust and the risk management programs of the Investment Manager and certain service providers. The actual day-to-day risk management with respect to the Trust resides with the Investment Manager and other service providers to the Trust. Although the risk management policies of the Investment Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Trust can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Trust or the Investment Manager, its affiliates or other service providers.
Selection of Trustee Nominees. The Governance Committee is responsible for considering trustee nominees for Trustees at such times as it considers electing new members to the Board. The Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.
A shareholder who wishes to recommend a director for nomination should submit his or her recommendation in writing to the Chair of the Board (Thomas T. Mooney) or the Chair of the Governance Committee (Susan Davenport Austin), in either case in care of the Trust, at 655 Broad Street, 17th Floor, Newark, New Jersey 07102. At a minimum, the recommendation should include: the name, address, and business, educational, and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Trust would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation.
Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Trust's Manager) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Trust's outside legal counsel may cause a person to be deemed an “interested person.” Before the Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.
Shareholder Communications with the Board of Trustees. Shareholders of the Trust can communicate directly with the Board by writing to the Chair of the Board, c/o the Trust, 1 Corporate Drive, Shelton, Connecticut 06484. Shareholders can communicate directly with an individual Trustee by writing to that Trustee, c/o the Trust, 1 Corporate Drive, Shelton, Connecticut 06484. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.
Board Committee Meetings (for most recently completed fiscal year)
Audit Committee	Governance Committee	Compliance Committee	Investment Review and Risk Committee
4	4	4	7

Share Ownership. Information relating to each Trustee's share ownership in the Fund, other funds that are overseen by the respective Trustee as well as any other funds that are managed by the Investment Manager as of the most recently completed calendar year is set forth in the chart below.
Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities Owned by Trustee in All Registered Investment Companies in Fund Complex*
Trustee Share Ownership
Susan Davenport Austin	None	over $100,000
Sherry S. Barrat	None	over $100,000
Jessica M. Bibliowicz	None	over $100,000
Kay Ryan Booth	None	over $100,000
Stephen M. Chipman#	None	over $100,000
Timothy S. Cronin	None	over $100,000
Robert F. Gunia	None	over $100,000
Thomas T. Mooney	None	over $100,000
Thomas M. O'Brien	None	over $100,000
*”Fund Complex” includes the Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., the Prudential Funds, and any other funds that are managed by PGIM Investments and /or AST Investment Services, Inc. The above share ownership information relates to portfolios and other registered investment companies in the Fund Complex that were in existence during 2017.
# Mr. Chipman joined the Board effective as of January 1, 2018.
None of the Independent Trustees, or any member of his/her immediate family, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund as of the most recently completed calendar year.

Investment Advisory & Other Services
Manager & Subadviser
The Investment Manager of the Fund is PGIM Investments, 655 Broad Street, Newark, New Jersey 07102. PGIM Investments serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential mutual funds. See “Fund Management” in the Prospectus of the Fund. As of December 31, 2017, PGIM Investments served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and/or as administrator to closed-end investment companies, with aggregate assets of approximately $278.6 billion.
PGIM Investments is a wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company LLC, which is a wholly-owned subsidiary of Prudential Financial.
Pursuant to a Management Agreement with the Fund (the Management Agreement), PGIM Investments, subject to the oversight of the Fund's Board and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention disposition and loan of securities and other assets. In connection therewith, PGIM Investments is obligated to keep certain books and records of the Fund. PGIM Investments has hired a subadviser to provide investment advisory services to the Fund. PGIM Investments also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical, and bookkeeping services which are not being furnished by The Bank of New York Mellon, the Fund's custodian (the Custodian). The management services of PGIM Investments to the Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.
In connection with its management of the corporate affairs of the Fund, PGIM Investments bears the following expenses:
(a) the salaries and expenses of all personnel of the Fund and the Investment Manager, except the fees and expenses of Board Members who are not affiliated persons of the Investment Manager or the Fund's subadviser.
(b) all expenses incurred by the Investment Manager or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and
(c) the costs, expenses and fees payable to the Subadviser, pursuant to a Subadvisory Agreement between PGIM Investments and the Subadviser (the Subadvisory Agreement).
Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses, including (a) the fee payable to the Investment Manager; (b) the fees and expenses of Directors who are not affiliated with the Investment Manager or the Fund's Subadviser (c) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (d) all taxes and corporate fees payable by the Fund to governmental agencies; (e) the cost of fidelity and directors and officers and errors and omissions insurance; (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; (g) any distribution or service fees; (h) the fees and expenses of the Fund's custodian; and (i) the charges and expenses of legal counsel and the independent registered public accounting firm to the Fund.
The Fund pays a fee to PGIM Investments for the services performed and the facilities furnished by PGIM Investments computed daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets. The amounts paid by the Fund to PGIM Investments for investment management services for the three most recent fiscal years are set forth in the table below.
The Management Agreement provides that the Investment Manager shall not be liable to the Fund for any error of judgment by the Investment Manager or for any loss sustained by the Fund except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damage will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
The Management Agreement provides that it shall terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either the Investment Manager or the Fund (by the Board or vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act) upon not more than 60 days' nor less than 30 days' written notice.
PGIM Investments may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. Fee waivers and subsidies will increase the Fund's total return. These voluntary waivers may be terminated at any time without notice.

PGIM Investments has entered into a Subadvisory Agreement with Jennison. The Subadvisory Agreement provides that Jennison furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises Jennison's performance of those services. Pursuant to the Subadvisory Agreement, PGIM Investments compensated Jennison at the annual rate of 0.25% of the Fund's average daily net assets. The amounts paid by PGIM Investments to Jennison for subadvisory services during the three most recent fiscal years are set forth in the table below.
The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, or Jennison upon not less than 30 days' nor more than 60 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.
Management & Subadvisory Fees Paid
	2017	2016	2015
Management Fees Paid to PGIM Investments	$871,028	$804,778	$892,902
Subadvisory Fees Paid to Jennison	$395,909	$365,802	$405,833
SEC Order
SEC Manager-of-Managers Order. Pursuant to exemptive orders issued by the SEC, the Fund may hire subadvisers or amend subadvisory agreements, without shareholder approval.
The most recent order imposes the following conditions:
1. Before the Fund may rely on the order requested in the application, the operation of the Fund in the manner described in the application, including the hiring of wholly-owned subadvisers, will be, or has been, approved by a majority of the Fund’s outstanding voting securities as defined in the 1940 Act, which in the case of a master fund will include voting instructions provided by shareholders of the feeder funds investing in such master fund or other voting arrangements that comply with section 12(d)(1)(E)(iii)(aa) of the 1940 Act (or, in the case on an insurance-related Fund, pursuant to the voting instructions provided by contract owners with assets allocated to any registered separate account for which the Fund serves as a funding medium), or, in the case of a new fund whose public shareholders purchase shares on the basis of a prospectus containing the disclosure contemplated by condition 2 below, by the sole initial shareholder before offering the Fund’s shares to the public.
2. The prospectus for the Fund, and in the case of a master fund relying on the requested relief, the prospectus for each feeder fund investing in such master fund, will disclose the existence, substance and effect of any order granted pursuant to the application. The Fund (and any such feeder fund) will hold itself out to the public as employing the Multi-Manager Structure described in the application. The prospectus will prominently disclose that PGIM Investments has the ultimate responsibility, subject to oversight by the Board, to oversee the subadvisers and recommend their hiring, termination, and replacement.
3. PGIM Investments will provide general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund’s assets. Subject to review and approval of the Board, PGIM Investments will (a) set the Fund’s overall investment strategies, (b) evaluate, select, and recommend subadvisers to manage all or a portion of the Fund’s assets, and (c) implement procedures reasonably designed to ensure that subadvisers comply with the Fund’s investment objective, policies and restrictions. Subject to review by the Board, PGIM Investments will (a) when appropriate, allocate and reallocate the Fund’s assets among subadvisers; and (b) monitor and evaluate the performance of subadvisers.
4. The Fund will not make any ineligible subadviser changes without the approval of the shareholders of the Fund, which in the case of a master fund will include voting instructions provided by shareholders of the feeder fund investing in such master fund or other voting arrangements that comply with section 12(d)(1)(E)(iii)(aa) of the 1940 Act.
5. The Fund will inform shareholders, and if the Fund is a master fund, shareholders of any feeder funds, of the hiring of a new subadviser within 90 days after the hiring of the new subadviser pursuant to the Modified Notice and Access Procedures.
6. At all times, at least a majority of the Board will be Independent Board Members, and the selection and nomination of new or additional Independent Trustees will be placed within the discretion of the then-existing Independent Board Members.
7. Independent legal counsel, as defined in rule 0-1(a)(6) under the 1940 Act, will be engaged to represent the Independent Board Members. The selection of such counsel will be within the discretion of the then-existing Independent Board Members.

8. PGIM Investments will provide the Board, no less frequently than quarterly, with information about the profitability of PGIM Investments with respect to the Fund. The information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.
9. Whenever a subadviser is hired or terminated, PGIM Investments will provide the Board with information showing the expected impact on the profitability of PGIM Investments.
10. Whenever a subadviser change is proposed for the Fund with an affiliated subadviser or a wholly-owned subadviser, the Board, including a majority of the Independent Board Members, will make a separate finding, reflected in the Board minutes, that such change is in the best interests of the Fund and its shareholders, and if the Fund is a master fund, the best interests of any applicable feeder funds and their respective shareholders, and does not involve a conflict of interest from which PGIM Investments or the affiliated subadviser or wholly-owned subadviser derives an inappropriate advantage.
11. No Board member or officer of a Prudential investment company, the Fund, or a feeder fund that invests in the Fund that is a master fund, or director, manager or officer of PGIM Investments, will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in a subadviser except for (a) ownership of interests in PGIM Investments or any entity, other than a Wholly-Owned subadviser, that controls, is controlled by, or is under common control with PGIM Investments, or (b) ownership of less than 1% of the outstanding securities of any class of equity or debt of any publicly traded company that is either a subadviser or an entity that controls, is controlled by, or is under common control with, a subadviser.
12. The Fund and any feeder fund that invests in the Fund that is a master fund will disclose an aggregate fee disclosure in its registration statement.
13. In the event the SEC adopts a rule under the 1940 Act providing substantially similar relief to that requested in the application, the requested order will expire on the effective date of that rule.
14. Any new subadvisory agreement or any amendment to the Fund’s existing Investment Management Agreement or Subadvisory Agreement that directly or indirectly results in an increase in the aggregate advisory fee rate payable by the Fund will be submitted to the Fund’s shareholders for approval.
Other Service Providers
UNDERWRITER. Prudential Investment Management Services LLC (PIMS), an indirect wholly-owned subsidiary of Prudential Financial, acts as the principal underwriter of the Fund. Fund shares are sold only to certain separate accounts of Prudential. The offering of Fund shares is continuous. PIMS is a limited liability corporation organized under Delaware law in 1996. PIMS is a registered broker-dealer under the 1934 Act and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). The principal business address of PIMS is 655 Broad Street, Newark, New Jersey 07102. The Fund does not pay any fee to PIMS.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. KPMG LLP, 345 Park Avenue, New York, New York 10154, is the independent registered public accounting firm for the Fund and as such, audits the Fund's financial statements.
SECURITIES LENDING ACTIVITIES. Goldman Sachs Bank US, doing business as Goldman Sachs Agency Lending (GSAL)serves as securities lending agent for the Fund and in that role administers the Fund’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Fund and GSAL.
As securities lending agent, GSAL is responsible for marketing to approved borrowers available securities from the Fund’s portfolio. As administered by GSAL, available securities from the Fund’s portfolio are furnished to borrowers either through security-by-security loans effected by GSAL as lending agent on behalf of the Fund or through an auction process managed and conducted by GSAL through which a winning bidder (as selected and approved by PGIM Investments) is given the exclusive right to borrow the securities subject to the auction for an agreed-upon period of time.
GSAL is responsible for the administration and management of the Fund’s securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Fund’s custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers in accordance with the Fund’s investment guidelines.
GSALreceives as compensation for its services a portion of the amount earned by the Fund for lending securities.

The table below sets forth, for the Fund’s most recently completed fiscal year, the Fund’s gross income received from securities lending activities, the fees and/or other compensation paid by the Fund for securities lending activities, and the net income earned by the Fund for securities lending activities. The table below also discloses any other fees or payments incurred by the Fund resulting from lending securities.
Securities Lending Activities
Gross income from securities lending activities	$84,847
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(1,107)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle)	$(5,475)
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebate (paid to borrower)	$(69,280)
Other fees not included in revenue split (specify)	$0
Aggregate fees/compensation for securities lending activities	$(75,862)
Net income from securities lending activities	$8,985

OTHER INFORMATION
Brokerage Allocation & Other Practices
The Fund has adopted a policy pursuant to which the Fund and its Investment Manager, subadviser, and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Fund shares by directing brokerage transactions to that broker. The Fund has adopted procedures for the purpose of deterring and detecting any violations of the policy. The policy permits the Fund, the Investment Manager, and the subadviser to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of the Fund and is not influenced by considerations about the sale of Fund shares.
The Investment Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On a foreign securities exchange, commissions may be fixed. For purposes of this section, the term “Investment Manager” includes the investment subadviser. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable laws, affiliates of the Investment Manager and/or subadviser (an affiliated broker). Brokerage commissions on U.S. securities, options and futures exchanges or boards of trade are subject to negotiation between the Investment Manager and the broker or futures commission merchant.
In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance with the rules of the SEC.
In placing orders for portfolio securities of the Fund, the Investment Manager’s overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Investment Manager seeks to effect such transaction at a price and commission that provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Investment Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Investment Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; the Investment Manager's knowledge of the financial stability of the firms; the Investment Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.
When the Investment Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research-oriented computer software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultations. Such services are used in connection with some or all of the Investment Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Fund. The Investment Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Investment Manager believes provide a benefit to the Fund and its other clients. The Investment Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.
When the Investment Manager deems the purchase or sale of equities to be in the best interests of the Fund or its other clients, including Prudential, the Investment Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Fund's Board. Portfolio securities may not be purchased from any underwriting or selling syndicate of which any affiliated broker, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.
Subject to the above considerations, an affiliated broker may act as a broker or futures commission merchant for the Fund. In order for an affiliated broker to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Board of the Fund, including a majority of the non-interested Board Members, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11 (a) of the 1934 Act, an affiliated broker may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. The affiliated broker must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by it from transactions effected for the Fund during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed upon the broker by applicable law. Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by the Investment Manager and other investment advisory clients of the Investment Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
The tables below set forth information concerning the payment of brokerage commissions by the Fund, including the amount of brokerage commissions paid to any affiliated broker for the three most recently completed fiscal years:
Brokerage Commissions Paid by the Fund
	2017	2016	2015
Total brokerage commissions paid by the Fund	$19,211	$33,777	$32,400
Code of Ethics
The Board of the Fund has approved Codes of Ethics for the Fund, Jennison, PGIM Investments and PIMS. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the SEC.
Taxation of the Fund
The Fund intends to qualify under Subchapter M of the Code. In any year in which the Fund qualifies as a regulated investment company and distributes substantially all of its net investment income and net capital gains, the Fund generally will not be subject to federal income tax to the extent it distributes to shareholders such income and capital gains in the manner required under the Code. If the Fund does not qualify under Subchapter M of the Code, the Fund will be subject to Federal income tax.
To comply with regulations under Section 817(h) of the Code which contains certain diversification requirements, the Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association (Ginnie Mae)) are treated for purposes of Section 817(h) as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable.
As of December 31, 2017, the Fund had no capital loss carryforwards.

Proxy Voting Policies & Recordkeeping Procedures
The Board has delegated to PGIM Investments, as the Fund’s Investment Manager, the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. The Fund authorizes the Investment Manager to delegate, in whole or in part, its proxy voting authority to its investment advisers (subadvisers) or third party vendors, consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any Committee thereof established for that purpose.
The Investment Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Fund. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Investment Manager and the Board maintain a policy of seeking to protect the best interests of the Fund should a proxy issue potentially implicate a conflict of interest between the Fund and the Investment Manager or its affiliates.
The Investment Manager delegates to the Fund's Subadviser the responsibility for voting proxies. The Subadviser is expected to identify and seek to obtain the optimal benefit for the Fund, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Fund and to delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Fund and the interests of the Subadviser or its affiliates. The Investment Manager expects that the Subadviser will notify the Investment Manager at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Investment Manager expects that the Subadviser will deliver to the Investment Manager, or its appointed vendor, information required for the filing of Form N-PX with the SEC.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available on the Internet on the SEC's website at www.sec.gov. A summary of the proxy voting policy of the Subadviser to the Fund is set forth below:
JENNISON ASSOCIATES LLC PROXY VOTING POLICY AND PROCEDURES
I.	Policy
Jennison (or the “Company”) has adopted the following policy and related procedures to guide the voting of proxies in a manner that is consistent with Jennison’s fiduciary duties and the requirements of Rule 206(4)-6 under the Advisers Act.
In the absence of any written delegation or when proxy voting authority has been delegated in writing to Jennison by clients, Jennison will exercise this voting authority in each client’s best interests. The Company will not consider its own interests, or those of any affiliates, when voting proxies.
Unless otherwise specified by a client, “best interest” means the client’s best economic interest over the long term, as determined by Jennison’s portfolio managers and analysts (“Investment Professionals”) covering the issuer. Secondary consideration may be given to the public and social value of each issue, but absent specific client instructions, long term economic interests will be the primary basis for voting.
Jennison will disclose information about its proxy voting policies and procedures to clients, and will provide a copy of these Proxy Voting Policies and Procedures upon request. The Company will also inform clients how they may obtain information about the votes cast on their behalf.
II.	Procedures
Proxy Voting Guidelines
Jennison has adopted proxy voting guidelines (“Guidelines”) with respect to certain recurring issues. When Jennison is responsible for voting proxies, Jennison considers these guidelines except when Jennison accepts custom guidelines.
The Guidelines are reviewed as necessary by the Company’s Proxy Voting Committee and Investment Professionals, and are revised when a change is appropriate. The Proxy Team maintains the Guidelines and distributes copies to the Investment Professionals following any change. The Guidelines are meant to convey Jennison’s general approach to voting decisions on certain issues. Nevertheless, Investment Professionals are responsible for reviewing all proposals related to fundamental strategies individually and making final decisions based on the merits of each voting opportunity.
If an Investment Professional believes that Jennison should vote in a way that is different from the Guidelines, the Proxy Team is notified. In certain circumstances, an Investment Professional may conclude that different clients should vote in different ways, or that it is in the best interests of some or all clients to abstain from voting.

The Proxy Team is responsible for maintaining Investment Professionals’ reasons for deviating from the Guidelines.
Client-Specific Voting Mandates
Any client’s specific voting instructions must be communicated or confirmed by the client in writing, either through a provision in the investment advisory contract or through other written correspondence. Such instructions may call for Jennison to vote the client’s securities according to the client’s own voting guidelines, or may indicate that the Company is not responsible for voting the client’s proxies.
The Proxy Team reviews client specific voting instructions and approves operational implementation, and certain instructions may only be implemented on a best efforts basis. The Proxy Team is responsible for communicating such instructions to the third party vendor.
Use of a Third Party Voting Service
Jennison has engaged an independent third party proxy voting vendor that provides research and analytical services, operational implementation and recordkeeping and reporting services. The proxy voting vendor will cast votes in accordance with the Company’s Guidelines, unless instructed otherwise by the Investment Professionals.
Identifying and Addressing Potential Material Conflicts of Interest
There may be instances where Jennison’s interests conflict materially, or appear to conflict materially, with the interests of clients in connection with a proxy vote (a “Material Conflict”). Examples of potential Material Conflicts include, but are not limited to:
■	Jennison managing the pension plan of the issuer.
■	Jennison or its affiliates have a material business relationship with the issuer.
■	Jennison investment professionals who are related to a person who is senior management or a director at a public company.
If an Investment Professional or any other employee perceives a Material Conflict, he or she must promptly report the matter to the Chief Compliance Officer.
When a potential conflict has been identified, the Proxy Team will work with the Investment Professional covering the issuer to complete a Proxy Voting for Conflicts Documentation Form. The Proxy Team is responsible for retaining completed Proxy Voting for Conflicts Documentation Forms.
If the Proxy Voting Committee determines that a Material Conflict is present and if the Investment Professional is recommending a vote that deviates from the Guidelines or there is no specific recommended Guideline vote and decisions are made on a case-by-case basis, then the voting decision must be reviewed and approved by the Investment Professional’s supervisor and the Proxy Committee prior to casting the vote.
Jennison will not abstain from voting a proxy for the purpose of avoiding a Material Conflict.
Quantitatively Derived Holdings and the Jennison Managed Accounts
In voting proxies for non-fundamental strategies such as quantitatively derived holdings and Jennison Managed Accounts (i.e. “wrap”) where the securities are not held elsewhere in the firm, proxies will be voted utilizing the Guidelines. Additionally, in those circumstances where no specific Guidelines exist, the Company will consider the recommendations of the proxy voting vendor.
International Holdings
Jennison will exercise opportunities to vote on international holdings on a best efforts basis. Such votes will be cast based on the same principles that govern domestic holdings.
In some countries casting a proxy vote can adversely affect a client, such as countries that restrict stock sales around the time of the proxy vote by requiring “share blocking” as part of the voting process. The Investment Professional covering the issuer will weigh the expected benefits of voting proxies on international holdings against any anticipated costs or limitations, such as those associated with share blocking. Jennison may abstain from voting if it anticipates that the costs or limitations associated with voting outweigh the benefits.

Securities Lending
Jennison may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. The Company does not know when securities are on loan and are therefore not available to be voted. In rare circumstances, Investment Professionals may ask the Proxy Team to work with the client’s custodian to recall the shares so that Jennison can vote. Efforts to recall loaned securities are not always effective since such requests must be submitted prior to the record date for the upcoming proxy vote; therefore voting shares on loan is on a best efforts basis. In determining whether to call back securities that are out on loan, the Investment Professional will consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security out on loan.
Disclosure to Advisory Clients
Jennison will provide a copy of these Policies and Procedures and the Guidelines to any client upon request. The Company will also provide any client with information about how Jennison has voted that client’s proxies upon request. Any such requests should be forwarded to the Proxy Team, which is responsible for responding, and for documenting the correspondence.
Compliance Reporting for Investment Companies
Upon request, the Proxy Team will provide to each investment company board of directors or trustees for which Jennison acts as sub-adviser reporting needed to satisfy their regulatory and board requirements, including, but not limited to, information required for Form NP-X.
III.	Internal Controls
Supervisory Review
The Proxy Team periodically notifies each Investment Professional’s supervisor of any Guideline overrides authorized by that Investment Professional. The supervisor reviews the overrides to confirm that they appear to have been made based on clients’ best interests, and that they were not influenced by any Material Conflict or other considerations.
The Proxy Voting Committee
The Proxy Voting Committee consists of representatives from Operations, Operational Risk, Legal, and Compliance. It meets at least quarterly, and has the following responsibilities:
■	Review potential Material Conflicts and decide whether a material conflict is present, and needs to be addressed according to these policies and procedures.
■	Review the Guidelines in consultation with the Investment Professionals and make revisions as appropriate.
■	Review these Policies and Procedures annually for accuracy and effectiveness, and recommend and adopt any necessary changes.
■	Review all Guideline overrides.
■	Review quarterly voting metrics and analysis published by the Proxy Team.
■	Review the performance of the proxy voting vendor and determine whether Jennison should continue to retain their services.
Equity Trade Management Oversight Committee (“ETMOC”)
The ETMOC reviews all Guideline overrides on a quarterly basis to ensure proper override procedures were followed. The ETMOC also reviews any changes to the Guidelines. The ETMOC is comprised of the Chief Executive Officer, Chief Investment Officer, Chief Operating Officer, Chief Compliance Officer, Head of Trading and the Head of Large Cap Growth.
IV.	Escalating Concerns
Any concerns about aspects of the policy that lack specific escalation guidance may be reported to the reporting employee’s supervisor, the Chief Compliance Officer, Chief Legal Officer, Chief Risk Officer, Chief Ethics Officer, Chief Operating Officer or Chief Executive Officer. Alternatively Jennison has an Ethics Reporting Hotline phone number and email address that enable employees to raise concerns anonymously. Information about the Ethics Reporting Hotline phone number and email address can be found on the Jennison intranet’s “Ethics” web page.
V.	Discipline and Sanctions

All Jennison employees are responsible for understanding and complying with the policies and procedures outlined in this policy. The procedures described in this policy are intended to ensure that Jennison and its employees act in full compliance with the law. Violations of this policy and related procedures will be communicated to your supervisor and to senior management through Jennison’s Compliance Council, and may lead to disciplinary action.
Disclosure of Portfolio Holdings
The Board of each fund in the Prudential mutual fund complex has adopted policies and procedures with respect to the disclosure of portfolio securities owned by each fund (“portfolio holdings”), and to authorize certain arrangements to make available information about portfolio holdings. These policies and procedures are designed to ensure that disclosures of a fund’s portfolio holdings are made consistently with the antifraud provisions of the federal securities laws and the fiduciary duties of each fund and each fund adviser. The policy is designed to ensure that disclosures of nonpublic portfolio holdings to selected third parties are made only when the fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.
The Board has authorized PGIM Investments, as the investment manager of each fund, to administer these policies and procedures and to enter into confidentiality agreements on behalf of the funds that provide that all information disclosed shall be treated as confidential and that the recipient will not trade on the nonpublic information. No material, non-public information, including but not limited to portfolio holdings, may be disseminated to third parties except in compliance with these policies and procedures.
The Custodian Banks (State Street Bank and Bank of New York Mellon) are authorized to facilitate, under the supervision of PGIM Investments, the release of portfolio holdings.
Regulatory Filings. Portfolio holdings for each fund as of the second and fourth fiscal quarters are made public, as required by law, in a fund’s annual and semi-annual reports. These reports are filed with the SEC on Form N-CSR and mailed to shareholders within 60 days after the end of the second and fourth fiscal quarters. Annual and semi-annual shareholder reports for a fund may be accessed at the SEC’s website at .
Portfolio holdings for each fund as of the first and third fiscal quarters are made public, as required by law, in a fund’s filings on Form N-Q, which are filed with the SEC within 60 days after the end of the first and third fiscal quarters. Filings on Form N-Q may be accessed at .
Additional Disclosures. When authorized by the Chief Compliance Officer and another officer of the Prudential mutual funds, portfolio holdings information may be publicly disseminated more frequently or at different periods than as described above.
Ongoing Disclosure Arrangements. Each fund has entered into ongoing arrangements to make available nonpublic information about its portfolio holdings, subject to the conditions, restrictions and requirements set forth below. Parties receiving this information may include intermediaries that distribute fund shares, third-party providers of auditing, custody, proxy voting and other services for the funds, rating and ranking organizations, and certain affiliated persons of each fund, as described below. The procedures utilized to determine eligibility are set forth below:
All requests from third parties for portfolio holdings shall require the following steps:
■	A request for release of portfolio holdings shall be prepared setting forth a legitimate business purpose for such release which shall specify the fund(s), the terms of such release, and frequency (e.g., level of detail, staleness). Such request shall address whether there are any conflicts of interest between the fund and the investment adviser, subadviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the fund(s).
■	The request shall be forwarded to PGIM Investment’s Product Development Group and to the Chief Compliance Officer or his delegate for review and approval.
■	A confidentiality agreement in the form approved by a fund officer must be executed with the recipient of the portfolio holdings.
■	A fund officer shall approve the release and the agreement. Copies of the release and agreement shall be sent to the PGIM Investments Law Department.
■	Written notification of the approval shall be sent by such officer to PGIM Investments’ Fund Administration Group to arrange the release of portfolio holdings.
■	PGIM Investment’s Fund Administration Group shall arrange the release by the Custodian Banks.
Requests for disclosure to PGIM Investments or its employees shall follow the procedures noted above other than the execution of a confidentiality agreement.
Set forth below are the authorized ongoing arrangements as of the date of this SAI:

1. Traditional External Recipients/Vendors
■	Full holdings on a daily basis to Institutional Shareholder Services (ISS), Broadridge and Glass, Lewis & Co. (proxy voting administrator/agents) at the end of each day;
■	Full holdings on a daily basis to ISS (securities class action claims administrator) at the end of each day;
■	Full holdings on a daily basis to a fund's Subadviser(s), Custodian Bank, sub-custodian (if any) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When a fund has more than one Subadviser, each Subadviser receives holdings information only with respect to the “sleeve” or segment of the fund for which the Subadviser has responsibility;
■	Full holdings to a fund's independent registered public accounting firm as soon as practicable following the fund's fiscal year-end or on an as-needed basis; and
■	Full holdings to financial printers as soon as practicable following the end of a fund's quarterly, semi-annual and annual period-ends.
2. Analytical Service Providers
■	Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following a fund's fiscal quarter-end;
■	Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;
■	Full holdings on a daily basis to FactSet Research Systems Inc. and Lipper, Inc. (investment research providers) at the end of each day;
■	Full holdings on a daily basis to Performance Explorer Limited (investment research provider for funds engaged in securities lending) at the end of each day, for certain funds;
■	Full holdings on a daily basis to Vestek (for preparation of fact sheets) at the end of each day (Target Portfolio Trust, and selected PGIM Investments mutual funds only);
■	Full holdings to Frank Russell Company (investment research provider) at the end of each month (Prudential Jennison Small Company Fund, Prudential Variable Contract Accounts -2 and -10 only);
■	Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (Prudential Jennison Growth Fund and certain other selected PGIM Investments Funds only);
■	Full holdings on a daily basis to Brown Brothers Harriman & Co. (operations support) (Prudential Financial Services Fund only);
■	Full holdings on a daily basis to Markit WSO Corporation (certain operational functions)(Prudential Financial Services Fund only);
■	Full holdings on a daily basis to Investment Technology Group, Inc. (analytical service provider) (Prudential Financial Services Fund only);
■	Full holdings on a daily basis to State Street Bank and Trust Company (operations service provider) (Prudential Financial Services Fund only); and
■	Full holdings on a quarterly basis to Prudential Retirement Services / Watson Wyatt Investment Retirement Services (401(k) plan recordkeeping) approximately 30 days after the close of the Fund's fiscal quarter-end (Prudential Jennison Growth Fund only).
In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes).
In addition, certain authorized employees of PGIM Investments receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PGIM Investments employees are subject to the requirements of the personal securities trading policy of Prudential Financial, Inc., which prohibits employees from trading on or further disseminating confidential information, including portfolio holdings information.
Also, affiliated shareholders may, subject to execution of a non-disclosure agreement, receive current portfolio holdings for the sole purpose of enabling a fund to effect the payment of the redemption price to such shareholder in whole or in part by a distribution in kind of securities from the investment portfolio of the fund, in lieu of cash, in conformity with the rules of the SEC and procedures adopted by the Board. For more information regarding the payment of the redemption price by a distribution in kind of securities from the investment portfolio of the fund, see “Purchase, Redemption and Pricing of Fund Shares—Redemption in Kind.”
PGIM Investment’s Law Department and the Chief Compliance Officer shall review the arrangements with each recipient on an annual basis. The Board shall, on a quarterly basis be advised of any revisions to the list of recipients of portfolio holdings and the reason for such disclosure. These policies and procedures will be reviewed for adequacy and effectiveness in connection with the funds’ compliance program under Rule 38a-1 under the 1940 Act.
A listing of the parties who will receive portfolio holdings pursuant to these procedures is maintained by PGIM Investments Compliance.
There can be no assurance that the policies and procedures on portfolio holdings information will protect a fund from the potential misuse of such information by individuals or entities that come into possession of the information.

Control Persons & Principal Holders of Securities
As of December 31, 2017, all Fund shares are held by three separate accounts of Prudential. The address of each separate account is 751 Broad Street, Newark, New Jersey 07102-3777. These separate accounts are used in connection with certain systematic investment plan contracts and variable annuity contracts.
Financial Statements
The Fund's financial statements for the fiscal year ended December 31, 2017, incorporated in this SAI by reference to the Fund's 2017 annual report to shareholders (File No. 811-01660), were derived from the financial statements audited by KPMG LLP, an independent registered public accounting firm, whose report on those financial statements was unqualified.
A copy of the Fund's annual report, along with the Fund’s audited financial statements and report of independent registered public accounting firm, is available, at no charge, by request to the Fund by calling (800) 778-2255, or by writing to the Fund at 655 Broad Street, Newark, New Jersey 07102.

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PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)(1) Articles of Amendment and Restatement.  Incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A (File No. 2-32685) filed April 23, 2004.
(2) Amended and Restated By-laws as of August 30, 2004.  Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 2-32685) filed February 28, 2005.
(b) Not applicable.
(c) Not applicable.
(d)(1) Management Agreement between the Registrant and Prudential Investments LLC (now known as PGIM Investments LLC). Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-32685) filed February 27, 2003.
(2) Subadvisory Agreement between the Registrant and Jennison Associates LLC. Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-32685) filed February 27, 2003.
(e) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (File No. 2-32685) filed April 28, 1999.
(f) Not applicable.
(g)(1) Custodian Agreement between the Registrant and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 2-32685) filed April 28, 2006.
(2) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and The Bank of New York (BNY). Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 2-32685) filed April 28, 2006.
(3) Amendment dated December 27, 2007 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the JennisonDryden Portfolios Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).
(4) Amendment dated June 30, 2009 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed via EDGAR on June 30, 2009 (File No. 33-10649).
(h) Not applicable.
(i) Opinion of Shea & Gardner. Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (File No. 2-32685), filed April 30, 2001.
(j) Consent of Independent Registered Public Accounting Firm. Filed herewith.
(k) Not applicable.
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(l) Not applicable.
(m) Not applicable.
(n) Not applicable.
(o) Not applicable.
(p)(1) Code of Ethics of the Registrant. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A for Prudential Investment Portfolios, Inc. 14, filed via EDGAR on June 21, 2016 (File No. 002-82976).
(2) Investment Adviser Code of Ethics, dated January 9, 2017 and Personal Securities Trading Policy of Prudential Financial including the Manager, the Distributor, Quantitative Management Associates LLC, and PGIM Fixed Income, dated February 6, 2017. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 5, filed via EDGAR on September 12, 2017 (File No. 333-82621).
(3) Amended Code of Ethics of Jennison Associates LLC. Incorporated by reference to Post-Effective Amendment No. 149 to the Prudential Investment Portfolios, Inc. Registration Statement on Form N-1A filed via EDGAR on December 19, 2016 (File No. 33-24962).
Item 29. Persons Controlled by or under Common Control with the Registrant.
All of the shares of Prudential’s Gibraltar Fund, Inc. are held by three separate accounts of The Prudential Insurance Company of America (Prudential Insurance): Prudential’s Investment Plan Account, Prudential’s Annuity Plan Account and Prudential’s Annuity Plan Account-2. Prudential Insurance also holds directly and in certain other separate accounts shares of The Prudential Series Fund, a Delaware trust. Most of the other shares of The Prudential Series Fund are held by separate accounts of Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey, which are both indirect, wholly owned subsidiaries of Prudential Financial, Inc. (Prudential Financial). All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential’s Gibraltar Fund, Inc. and The Prudential Series Fund are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. In accordance with current legal requirements, the shares of the investment companies are voted in accordance with the instructions of persons having an interest in the unit investment trusts, and Prudential Insurance, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey will vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.
Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10 and The Prudential Variable Contract Account-11, separate accounts of Prudential Insurance registered as open-end, diversified management investment companies under the Investment Company Act of 1940.
The subsidiaries of Prudential Financial Inc. (“PFI”) are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 18, 2018, the text of which is hereby incorporated by reference.
Item 30. Indemnification.
The Registrant’s Articles of Incorporation provide that “each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and the Investment Company Act of 1940, now or hereafter in force, including the advance of related expenses.”
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The Registrant, in connection with other PI-advised funds, maintains a directors and officers errors and omissions policy, which provides the Registrant and its directors and officers with coverage against losses due to any breach of duty, neglect, error, misstatement, misleading statement or omission, and for costs and expenses incurred in the defense of any insured claim.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and other Connections of the Investment Adviser.
PGIM Investments LLC (PGIM Investments)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.
The business and other connections of the officers of PGIM Investments are listed in Schedules A and D of Form ADV of PGIM Investments as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).
Jennison Associates LLC (Jennison)
See the Prospectus constituting a portion of Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.
Information as to Jennison’s directors and executive officers is included in its Form ADV filed with the Commission (801-5608), as most recently amended, the relevant text of which is incorporated herein by reference.
Item 32. Principal Underwriters.
(a) Prudential Investment Management Services LLC (PIMS)
PIMS is distributor for Prudential Government Money Market Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Investment Portfolios 3, Prudential Investment Portfolios Inc. 14, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential Investment Portfolios 6, Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 15, Prudential Investment Portfolios 16, Prudential Investment Portfolios, Inc. 17, Prudential Investment Portfolios 18, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., The Target Portfolio Trust, and The Prudential Series Fund.
PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium
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Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.
(b) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors.
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Adam Scaramella (1)	President	N/A
Gary F. Neubeck (2)	Executive Vice President	N/A
Stuart S. Parker (2)	Executive Vice President	Board Member and President
James Gemus (2)	Executive Vice President	N/A
Scott E. Benjamin (2)	Vice President	Board Member and Vice President
Francine Boucher (1)	Senior Vice President, Chief Legal Officer and Secretary	N/A
Peter J. Boland (2)	Senior Vice President and Chief Operating Officer	N/A
John N. Christolini (3)	Senior Vice President	N/A
Mark R. Hastings (2)	Senior Vice President and Chief Compliance Officer	N/A
Michael J. McQuade (2)	Senior Vice President, Comptroller and Chief Financial Officer	N/A
Hansjerg Schlenker (2)	Senior Vice President and Chief Operations Officer	N/A
Monica Oswald (3)	Senior Vice President and Co-Chief Operations Officer	N/A
Charles Smith (4)	Vice President and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Principal Business Addresses:
(1)	213 Washington Street, Newark, NJ 07102
(2)	655 Broad Street, Newark, NJ 07102
(3)	280 Trumbull Street, Hartford, CT 06103
(4)	751 Broad Street, Newark NJ, 07102
(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.
Item 33. Location of Accounts and Records.
All accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant, 655 Broad Street, Newark, New Jersey 07102; the Registrant’s investment adviser, Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; or the Registrant’s custodian, The Bank of New York Mellon Corp. (BNY), 225 Liberty Street, New York, New York 10286.
Item 34. Management Services.
Other than as set forth under the captions “How the Fund is Managed-Manager” and “How the Fund is Managed-Distributor” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.
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Item 35. Undertakings.
Not applicable.
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SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 29th day of March, 2018.
PRUDENTIAL’ S GIBRALTAR FUND, INC.
Timothy S. Cronin

*Timothy S. Cronin, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
Timothy Cronin* Timothy Cronin	President
Susan Davenport Austin* Susan Davenport Austin	Director
Sherry S. Barrat* Sherry S. Barrat	Director
Kay Ryan Booth* Kay Ryan Booth	Director
Stephen M. Chipman* Stephen M. Chipman	Director
Robert F. Gunia* Robert F. Gunia	Director
Thomas T. Mooney * Thomas T. Mooney	Director
Thomas M. O’Brien* Thomas M. O’Brien	Director
Jessica Bibliowicz* Jessica Bibliowicz	Director
M. Sadiq Peshimam* M. Sadiq Peshimam	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	March 29, 2018
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POWER OF ATTORNEY
The undersigned, Susan Davenport Austin, Sherry S. Barrat, Jessica M. Bibliowicz, Kay Ryan Booth, Stephen M. Chipman, Timothy S. Cronin, Robert F. Gunia, Thomas T. Mooney and Thomas M. O’Brien as directors/trustees of each of the registered investment companies listed in Appendix A hereto, and M. Sadiq Peshimam, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Kathleen DeNicholas, Raymond A. O’Hara, Jonathan D. Shain and Melissa Gonzalez, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.
This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Susan Davenport Austin Susan Davenport Austin
/s/ Sherry S. Barrat Sherry S. Barrat
/s/ Jessica Bibliowicz Jessica Bibliowicz
/s/ Kay Ryan Booth Kay Ryan Booth
/s/ Stephen M. Chipman Stephen M. Chipman
/s/ Timothy S. Cronin Timothy S. Cronin
/s/ Robert F. Gunia Robert F. Gunia
/s/ Thomas T. Mooney Thomas T. Mooney
/s/ Thomas M. O’Brien Thomas M. O’Brien
/s/ M. Sadiq Peshimam M. Sadiq Peshimam

Dated: January 23, 2018
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Appendix A
Advanced Series Trust
The Prudential Series Fund
Prudential’s Gibraltar Fund, Inc.
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Prudential's Gibraltar Fund, Inc.
Exhibit Index
Item 28 Exhibit No.	Description
(j)	Consent of independent registered public accounting firm
9